Discontinued Operations Reserves for Discontinued Operations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Workers' compensation, product liability, and indemnification reserves	$ 2.2	$ 6.1
Reserve for discontinued operations	72.2	63.2
Workers’ compensation, product liability, and indemnification reserves
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Workers' compensation, product liability, and indemnification reserves	23.6	22.6
Postretirement medical and life insurance benefits reserve, net
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Postretirement medical and life insurance benefits reserve, net	7.0	7.6
SEC Schedule, 12-09, Reserve, Legal
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reserves for legal proceedings	$ 41.6	$ 33.0